Investment in Marketable Debt Securities - Schedule of Investments’ Gross Unrealized Losses and Fair Value (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Investments’ Gross Unrealized Losses and Fair Value [Line Items]
Fair Value, Less than 12 months		$ 198,718
Unrealized Losses, before tax , Less than 12 months		496
Fair Value, 12 Months or more
Unrealized Losses, before tax, 12 Months or more
Fair Value, Total		198,718
Unrealized Losses, before tax, Total		496
Corporate Bonds [Member]
Schedule of Investments’ Gross Unrealized Losses and Fair Value [Line Items]
Fair Value, Less than 12 months		198,718
Unrealized Losses, before tax , Less than 12 months		496
Fair Value, 12 Months or more
Unrealized Losses, before tax, 12 Months or more
Fair Value, Total		198,718
Unrealized Losses, before tax, Total		$ 496